Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2017
Intangible Assets, Net [Abstract]
Intangible Assets, Net
	December 31,
	2017	2016
	U.S. Dollars (in thousands)

Patent registration costs	1,513	1,429

Accumulated amortization	1,031	910

Total intangible asset, net	482	519

Estimated Amortization Expense
As of December 31, 2017, the estimated amortization expenses of intangible assets for the years 2018 to 2022 is as follows:

Year ending December 31,	U.S. Dollars (in thousands)
2018	73
2019	73
2020	73
2021	70
2022	59
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